Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—1.3%
U.S. Treasury Note 1.750%, 6/15/22	$ 2,355	$2,363
U.S. Treasury Notes 2.250%, 3/31/21	1,590	1,602
Total U.S. Government Securities (Identified Cost $3,966)		3,965

Municipal Bonds—1.1%
California—1.0%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	1,905	3,145
Michigan—0.0%
Tobacco Settlement Finance Authority Revenue Taxable Series A 7.309%, 6/1/34	130	134
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	310	299
Total Municipal Bonds (Identified Cost $3,602)		3,578

Foreign Government Securities—10.2%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	920	106
RegS 7.650%, 4/21/25(1)(2)	1,500	172
Dominican Republic 144A 6.000%, 7/19/28(3)	1,130	1,256
Federal Republic of Nigeria 144A 7.875%, 2/16/32(3)	1,385	1,436
Kingdom of Abu Dhabi 144A 3.125%, 9/30/49(3)	645	629
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	1,275	1,345
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	800	980
Kingdom of Saudi Arabia
144A 3.625%, 3/4/28(3)	1,240	1,309
144A 4.500%, 10/26/46(3)	1,060	1,174
Republic of Angola
144A 8.250%, 5/9/28(3)	740	798
144A 8.000%, 11/26/29(3)	915	975
Republic of Costa Rica 144A 6.125%, 2/19/31(3)	945	1,005
Republic of Ecuador 144A 8.875%, 10/23/27(3)	1,480	1,358
Republic of Egypt
144A 7.600%, 3/1/29(3)	750	820
144A 8.500%, 1/31/47(3)	665	738
	Par Value	Value

Foreign Government Securities—continued
Republic of Ghana
144A 7.625%, 5/16/29(3)	$395	$402
144A 8.125%, 3/26/32(3)	950	967
Republic of Indonesia 144A 4.350%, 1/8/27(3)	1,055	1,151
Republic of Ivory Coast 144A 6.375%, 6/15/33(3)	320	322
Republic of Kenya 144A 8.000%, 5/22/32(3)	1,130	1,229
Republic of Mongolia 144A 8.750%, 3/9/24(3)	540	613
Republic of Pakistan
144A 6.875%, 12/5/27(3)	435	453
144A 8.250%, 12/5/27(3)	465	484
Republic of Panama 4.300%, 4/29/53	475	552
Republic of South Africa
5.875%, 9/16/25	770	847
5.650%, 9/27/47	510	496
Republic of Turkey
4.875%, 10/9/26	1,195	1,140
6.000%, 3/25/27	940	952
7.625%, 4/26/29	1,495	1,651
Russian Federation 144A 5.625%, 4/4/42(3)	2,400	3,138
Ukraine 144A 7.375%, 9/25/32(3)	2,015	2,148
United Mexican States
4.150%, 3/28/27	460	493
4.500%, 4/22/29	555	609
Series M 6.500%, 6/9/22	16,410MXN	863
Total Foreign Government Securities (Identified Cost $33,191)		32,611

Mortgage-Backed Securities—20.4%
Agency—0.8%
Federal National Mortgage Association
Pool #MA3088 4.000%, 8/1/47	1,811	1,904
Pool #MA3663 3.500%, 5/1/49	753	773
		2,677

Non-Agency—19.6%
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(3)(4)	466	475
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	915	971
2015-SFR1, A 144A 3.467%, 4/17/52(3)	640	659
2015-SFR2, C 144A 4.691%, 10/17/52(3)	1,011	1,079
Angel Oak Mortgage Trust I LLC 2019-1, A1 144A 3.920%, 11/25/48(3)(4)	695	705
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Angel Oak Mortgage Trust LLC 2019-3, A1 144A 2.930%, 5/25/59(3)(4)	$678	$679
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(3)(4)	602	609
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	445	453
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	417	422
Banc of America Funding Trust
2004-D, 5A1 4.029%, 1/25/35(4)	495	499
2005-1, 1A1 5.500%, 2/25/35	258	262
2006-2, 3A1 6.000%, 3/25/36	124	125
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
2004-22CB, 1A1 6.000%, 10/25/34	231	236
2004-24CB, 1A1 6.000%, 11/25/34	54	55
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	625	648
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(4)	1,000	1,030
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	445	462
BSPRT Issuer Ltd. 2019-FL5, A (1 month LIBOR + 1.150%) 144A 2.915%, 5/15/29(3)(4)	535	534
Bunker Hill Loan Depositary Trust
2019-1, A1 144A 3.613%, 10/26/48(3)(4)	1,409	1,424
2019-2, A1 144A 2.879%, 7/25/49(3)(4)	324	325
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)	785	798
Chase Home Lending Mortgage Trust 2019-ATR1, A4 144A 4.000%, 4/25/49(3)(4)	385	388
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%) 144A 2.860%, 6/15/34(3)(4)	495	494
Citigroup Commercial Mortgage Trust 2013-375P, B 144A 3.518%, 5/10/35(3)(4)	400	410
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(3)(4)	669	670
2015-A, A1 144A 3.500%, 6/25/58(3)(4)	187	190
2019-RP1, A1 144A 3.500%, 1/25/66(3)(4)	826	843
COLT Mortgage Loan Trust Funding LLC
2018-1, A1 144A 2.930%, 2/25/48(3)(4)	181	182
2019-1, A1 144A 3.705%, 3/25/49(3)(4)	370	372
2019-3, A1 144A 2.764%, 8/25/49(3)(4)	991	989
	Par Value	Value

Non-Agency—continued
CoreVest American Finance Trust
2018-1, A 144A 3.804%, 6/15/51(3)	$248	$256
2019-3, C 144A 3.265%, 10/15/52(3)	250	249
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 2.720%, 5/15/36(3)(4)	675	676
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A 3.750%, 4/25/44(3)(4)	210	212
Deephaven Residential Mortgage Trust
2017-1A, A2 144A 2.928%, 12/26/46(3)(4)	93	92
2017-2A, A2 144A 2.606%, 6/25/47(3)(4)	76	76
Ellington Financial Mortgage Trust
2019-1, A1 144A 2.934%, 6/25/59(3)(4)	537	540
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	181	181
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	353	355
2018-2, A41 144A 4.500%, 10/25/58(3)(4)	360	366
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(4)	457	459
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(4)	183	190
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(3)(4)	396	399
2019-1, A1 144A 3.454%, 1/25/59(3)(4)	588	591
2019-3, A1 144A 2.675%, 11/25/59(3)(4)	762	759
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31, AS 4.106%, 8/15/48	665	708
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	138	139
2014-5, B2 144A 2.980%, 10/25/29(3)(4)	283	279
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	499	510
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	923	941
2017-4, A3 144A 3.500%, 11/25/48(3)(4)	332	338
2018-8, A3 144A 4.000%, 1/25/49(3)(4)	401	407
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(4)	775	783
MASTR Alternative Loan Trust
2005-5, 2A3 5.500%, 7/25/25	410	414
2005-2, 2A1 6.000%, 1/25/35	287	303
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(3)(4)	98	99
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 2.992%, 6/25/52(3)(4)(5)	$400	$400
MetLife Securitization Trust
2017-1A, M1 144A 3.621%, 4/25/55(3)(4)	425	437
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	704	726
Mill City Mortgage Loan Trust 2018-4, A1B 144A 3.500%, 4/25/66(3)(4)	1,830	1,869
New Residential Mortgage Loan Trust
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 2.542%, 1/25/48(3)(4)	617	615
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	570	594
2018-1A, A1A 144A 4.000%, 12/25/57(3)(4)	859	890
2019-NQM4, A1 144A 2.492%, 9/25/59(3)(4)	668	665
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(3)(4)	1,095	1,104
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	574	590
2019-EXP3, 1A8 144A 3.500%, 10/25/59(3)(4)	724	728
Pretium Mortgage Credit Partners I LLC 2019-NPL3, A1 144A 3.105%, 7/27/59(3)(4)	584	584
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(3)	940	939
2018-SFR1, B 144A 3.484%, 3/17/35(3)	980	982
2018-SFR2, B 144A 3.841%, 8/17/35(3)	1,380	1,394
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	1,563	1,571
PRPM LLC
2019-1A, A1 144A 4.500%, 1/25/24(3)(4)	840	842
2019-2A, A1 144A 3.967%, 4/25/24(3)(4)	1,180	1,182
2019-GS1, A1 144A 3.500%, 10/25/24(3)(4)	607	606
RCO V Mortgage LLC
2019-1, A1 144A 3.721%, 5/24/24(3)(4)	745	746
2019-2, A1 144A 3.475%, 11/25/24(3)(4)	396	396
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	436	447
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	876	878
RMF Proprietary Issuance Trust 2019-1, A 144A 2.750%, 10/25/63(3)(4)	1,079	1,068
Sequoia Mortgage Trust
2013-8, B1 3.523%, 6/25/43(4)	640	650
2018-CH2, A12 144A 4.000%, 6/25/48(3)(4)	252	254
SG Residential Mortgage Trust 2019-3,A1 144A 2.703%, 9/25/59(3)(4)	427	426
	Par Value	Value

Non-Agency—continued
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(4)	$802	$808
Towd Point Mortgage Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 2.692%, 4/25/48(3)(4)	840	839
2015-1, A2 144A 3.250%, 10/25/53(3)(4)	555	556
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	380	390
2015-6, M1 144A 3.750%, 4/25/55(3)(4)	760	799
2015-5, A2 144A 3.500%, 5/25/55(3)(4)	690	700
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	450	465
2019-1, A1 144A 3.750%, 3/25/58(3)(4)	673	699
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(4)	229	231
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	710	718
Tricon American Homes Trust
2017-SFR1, A 144A 2.716%, 9/17/34(3)	373	372
2019-SFR1, C 144A 3.149%, 3/17/38(3)	610	606
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.570%, 5/10/45(3)(4)	610	598
VCAT LLC 2019-NPL2, A1 144A 3.573%, 11/25/49(3)(4)	308	307
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(3)(4)	466	468
Vericrest Opportunity Loan Trust LXII LLC 2017-NPL9, A1 144A 3.125%, 9/25/47(3)(4)	460	461
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(3)(4)	598	601
Verus Securitization Trust
2018-1, A1 144A 2.929%, 2/25/48(3)(4)	280	280
2018-2, B1 144A 4.426%, 6/1/58(3)(4)	760	768
2019-1, A1 144A 3.836%, 2/25/59(3)(4)	700	707
2019-INV1, A1 144A 3.402%, 12/25/59(3)(4)	561	564
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	665	699
2015-LC20, B 3.719%, 4/15/50	875	906
		62,435

Total Mortgage-Backed Securities (Identified Cost $64,448)		65,112

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Asset-Backed Securities—8.3%
Automobiles—3.8%
ACC Trust
2018-1, B 144A 4.820%, 5/20/21(3)	$685	$688
2019-1, B 144A 4.470%, 10/20/22(3)	640	650
American Credit Acceptance Receivables Trust
2018-1, C 144A 3.550%, 4/10/24(3)	891	894
2018-4, C 144A 3.970%, 1/13/25(3)	790	800
Avid Automobile Receivables Trust 2019-1, C 144A 3.140%, 7/15/26(3)	930	926
Exeter Automobile Receivables Trust
2018-4A, D 144A 4.350%, 9/16/24(3)	865	892
2019-1A, D 144A 4.130%, 12/16/24(3)	770	794
GLS Auto Receivables Issuer Trust 2019-4A, C 144A 3.060%, 8/15/25(3)	470	470
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(3)	1,180	1,185
2018-1A, B 144A 3.520%, 8/15/23(3)	1,155	1,162
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(3)	660	675
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)	710	714
Skopos Auto Receivables Trust 2018-1A, B 144A 3.930%, 5/16/22(3)	973	976
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(3)	670	677
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(3)	720	727
		12,230

Other—4.5%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	603	608
2019-A, C 144A 4.010%, 7/16/40(3)	915	912
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	902	925
BCC Funding Corp. XVI LLC 2019-1A, D 144A 3.940%, 7/20/27(3)	930	924
Business Jet Securities LLC 2019-1, A 144A 4.212%, 7/15/34(3)	770	790
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	563	571
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(3)	167	167
ExteNet LLC 2019-1A, A2 144A 3.204%, 7/26/49(3)	425	427
FREED ABS Trust
2019-1, B 144A 3.870%, 6/18/26(3)	665	673
2019-2, B 144A 3.190%, 11/18/26(3)	775	773
	Par Value	Value

Other—continued
Hardee’s Funding LLC 2018-1A, A2I 144A 4.250%, 6/20/48(3)	$899	$904
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	785	786
Kabbage Funding LLC 2019-1, A 144A 3.825%, 3/15/24(3)	730	738
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(3)	775	774
Primose Funding LLC 2019-1A, A2 144A 4.475%, 7/30/49(3)	745	754
Prosper Marketplace Issuance Trust 2018-2A, B 144A 3.960%, 10/15/24(3)	795	800
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(3)	655	667
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	645	661
Upgrade Master Pass-Through-Trust 2019-ST1, A 144A 4.000%, 7/15/25(3)(5)	674	674
Wendy’s Funding LLC 2019-1A, A2I 144A 3.783%, 6/15/49(3)	821	837
		14,365

Total Asset-Backed Securities (Identified Cost $26,376)		26,595

Corporate Bonds and Notes—45.8%
Communication Services—4.8%
America Movil SAB de C.V. 6.450%, 12/5/22	50MXN	256
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	790	832
CCO Holdings LLC 144A 4.750%, 3/1/30(3)	610	622
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(3)	773	811
Clear Channel Worldwide Holdings, Inc.
144A 9.250%, 2/15/24(3)	171	189
144A 5.125%, 8/15/27(3)	250	260
Consolidated Communications, Inc. 6.500%, 10/1/22(6)	830	751
CSC Holdings LLC 144A 5.750%, 1/15/30(3)	725	774
Diamond Sports Group LLC
144A 5.375%, 8/15/26(3)	320	324
144A 6.625%, 8/15/27(3)(6)	620	603
Discovery Communications LLC 3.950%, 3/20/28	900	960
DISH DBS Corp.
5.875%, 7/15/22	300	318
5.000%, 3/15/23	305	313
7.750%, 7/1/26	280	297
Frontier Communications Corp.
8.500%, 4/15/20(6)	254	151
11.000%, 9/15/25	400	194
144A 8.500%, 4/1/26(3)	245	248
iHeartCommunications, Inc.
8.375%, 5/1/27	426	471
Escrow 144A (3)(5)	465	—
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(3)	500	531
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Communication Services—continued
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(3)	$455	$482
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(3)	190	197
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(3)(6)	513	441
Meredith Corp. 6.875%, 2/1/26	436	453
Sirius XM Radio, Inc.
144A 4.625%, 7/15/24(3)	160	168
144A 5.500%, 7/1/29(3)	325	351
Sprint Corp. 7.875%, 9/15/23	560	618
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(3)	750	817
Telesat Canada
144A 4.875%, 6/1/27(3)	285	290
144A 6.500%, 10/15/27(3)	955	996
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(3)	855	922
Twitter, Inc. 144A 3.875%, 12/15/27(3)	630	630
		15,270

Consumer Discretionary—4.0%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	625	648
Boyd Gaming Corp. 6.000%, 8/15/26	170	183
Brookfield Residential Properties, Inc. 144A 6.250%, 9/15/27(3)	915	965
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	174	183
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(3)	363	375
Dana, Inc. 5.375%, 11/15/27	680	700
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	451	474
Eldorado Resorts, Inc. 6.000%, 9/15/26	214	236
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	746	763
GLP Capital LP
5.250%, 6/1/25	600	659
5.750%, 6/1/28	229	260
Golden Nugget, Inc. 144A 8.750%, 10/1/25(3)	375	401
Lear Corp. 3.800%, 9/15/27	835	842
Lithia Motors, Inc. 144A 4.625%, 12/15/27(3)	410	421
MGM Growth Properties Operating Partnership LP 144A 5.750%, 2/1/27(3)	380	425
MGM Resorts International 5.500%, 4/15/27	465	516
Michaels Stores, Inc. 144A 8.000%, 7/15/27(3)(6)	310	296
	Par Value	Value

Consumer Discretionary—continued
Neiman Marcus Group Ltd. LLC 144A 8.000%, 10/25/24(3)	$428	$136
Panther BF Aggregator 2 LP 144A 8.500%, 5/15/27(3)	445	473
PulteGroup, Inc. 7.875%, 6/15/32	525	675
Scientific Games International, Inc.
144A 8.250%, 3/15/26(3)	570	628
144A 7.000%, 5/15/28(3)	175	187
Tenneco, Inc. 5.000%, 7/15/26(6)	440	405
Under Armour, Inc. 3.250%, 6/15/26	640	622
Vista Outdoor, Inc. 5.875%, 10/1/23	616	590
Weekley Homes LLC 6.625%, 8/15/25	685	709
		12,772

Consumer Staples—1.5%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(3)	745	744
Altria Group, Inc. 4.800%, 2/14/29	960	1,069
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	780	849
Chobani LLC 144A 7.500%, 4/15/25(3)	785	789
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	434	414
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(3)	800	863
		4,728

Energy—8.3%
Afren plc 144A 11.500%, 2/1/16(1)(3)(5)	464	—(7)
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	660	601
Blue Racer Midstream LLC 144A 6.625%, 7/15/26(3)	750	679
Callon Petroleum Co. 6.125%, 10/1/24	290	296
CGG SA PIK Interest Capitalization, (3 month LIBOR + 4.000%) 144A 5.895%, 2/21/24(3)(8)	5	6
Cheniere Energy Partners LP
5.625%, 10/1/26	332	351
144A 4.500%, 10/1/29(3)	400	411
CITGO Holding, Inc. 144A 9.250%, 8/1/24(3)	290	311
CrownRock LP 144A 5.625%, 10/15/25(3)	670	683
Denbury Resources, Inc.
144A 9.250%, 3/31/22(3)	251	237
144A 7.750%, 2/15/24(3)	327	289
Encana Corp. 8.125%, 9/15/30	330	425
Geopark Ltd. 144A 6.500%, 9/21/24(3)	760	792
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Energy—continued
HollyFrontier Corp. 5.875%, 4/1/26	$900	$1,014
KazMunayGas National Co. JSC
144A 4.750%, 4/19/27(3)	1,705	1,872
144A 5.750%, 4/19/47(3)	865	1,032
Kinder Morgan, Inc. 7.750%, 1/15/32	805	1,106
MPLX LP 4.000%, 3/15/28	707	731
Nabors Industries, Inc. 5.500%, 1/15/23	620	595
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 144A 7.720%, 12/1/26(3)(9)	879	215
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(10)	124	1
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	635	650
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	2,075	2,664
Petrobras Global Finance B.V.
7.375%, 1/17/27	922	1,125
5.750%, 2/1/29	890	1,004
6.900%, 3/19/49	850	997
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	1,580	122
Petroleos Mexicanos
4.625%, 9/21/23	315	329
6.500%, 3/13/27	730	775
5.350%, 2/12/28	560	557
6.375%, 1/23/45	610	587
144A 6.840%, 1/23/30(3)	1,295	1,381
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	505	535
Sanchez Energy Corp. 144A 7.250%, 2/15/23(1)(3)(6)	375	244
Sinopec Group Overseas Development 2017 Ltd. 144A 3.625%, 4/12/27(3)	700	734
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(2)	855	1,049
Targa Resources Partners LP 5.875%, 4/15/26	623	662
Transocean, Inc. 144A 9.000%, 7/15/23(3)	301	318
USA Compression Partners LP
6.875%, 4/1/26	400	420
6.875%, 9/1/27	385	401
Vine Oil & Gas LP 144A 8.750%, 4/15/23(3)	573	281
		26,482

Financials—9.3%
Acrisure LLC
144A 8.125%, 2/15/24(3)	255	277
144A 7.000%, 11/15/25(3)	780	753
AerCap Ireland Capital DAC 3.650%, 7/21/27	975	1,003
Allstate Corp. (The) Series B 5.750%, 8/15/53(11)	845	908
Athene Holding Ltd. 4.125%, 1/12/28	935	967
	Par Value	Value

Financials—continued
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	$725	$772
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	1,005	1,011
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(3)	890	898
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	530	593
Bank of China Ltd. 144A 5.000%, 11/13/24(3)(6)	875	954
Bank of Montreal 3.803%, 12/15/32	529	552
Brighthouse Financial, Inc. 3.700%, 6/22/27	935	932
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	785	817
Capital One Financial Corp. 3.750%, 7/28/26	1,030	1,084
Citadel LP 144A 4.875%, 1/15/27(3)	605	636
Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(3)	160,000KZT	391
Discover Bank 4.682%, 8/9/28	865	904
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	645	655
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	845	920
Fairstone Financial, Inc. 144A 7.875%, 7/15/24(3)	105	113
Goldman Sachs Group, Inc. (The) 3.850%, 1/26/27	875	931
Grupo de Inversiones Suramericana S.A. 144A 5.500%, 4/29/26(3)	925	1,031
ICAHN Enterprises LP 6.250%, 5/15/26	765	815
ING Groep N.V. 6.000% (10)(11)	665	668
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(3)(6)	740	733
Jefferies Group LLC 4.850%, 1/15/27	360	397
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.006%, 4/20/67(4)(11)	300	253
Morgan Stanley 3.125%, 7/27/26	850	877
MSCI, Inc. 144A 4.000%, 11/15/29(3)	571	579
Navient Corp. 6.750%, 6/25/25(6)	791	873
Prudential Financial, Inc.
5.625%, 6/15/43(11)	450	484
(3 month LIBOR + 4.175%) 5.875%, 9/15/42	485	521
Santander Holdings USA, Inc.
3.500%, 6/7/24	270	278
4.400%, 7/13/27	700	755
Springleaf Finance Corp.
7.125%, 3/15/26	670	775
5.375%, 11/15/29	60	63
Synchrony Financial 3.950%, 12/1/27	850	892
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Financials—continued
Synovus Financial Corp. 5.900%, 2/7/29	$437	$463
Teachers Insurance & Annuity Association of America (3 month LIBOR + 2.661%) 144A 4.375%, 9/15/54(3)	740	771
Toronto-Dominion Bank (The) 3.625%, 9/15/31	910	951
Voya Financial, Inc. (3 month LIBOR + 3.580%) 5.650%, 5/15/53	615	654
Wells Fargo & Co. Series S 5.900% (10)(11)	640	697
		29,601

Health Care—3.0%
Advanz Pharma Corp. 8.000%, 9/6/24(6)	104	98
Avantor, Inc.
144A 6.000%, 10/1/24(3)	302	322
144A 9.000%, 10/1/25(3)	388	434
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(3)	190	218
144A 8.500%, 1/31/27(3)	315	359
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(3)	455	501
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(3)	150	157
Centene Corp. 144A 4.625%, 12/15/29(3)	325	343
Charles River Laboratories International, Inc. 144A 4.250%, 5/1/28(3)	195	199
Eagle Holding Co. II LLC
PIK Interest Capitalization, 144A 7.625%, 5/15/22(3)(12)	331	336
PIK Interest Capitalization, 144A 7.750%, 5/15/22(3)(12)	375	381
HCA, Inc.
5.375%, 2/1/25	319	353
5.625%, 9/1/28	397	452
5.875%, 2/1/29	65	75
4.125%, 6/15/29	720	763
Mylan NV 3.950%, 6/15/26	690	719
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(3)	305	303
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	335	333
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	600	619
Select Medical Corp. 144A 6.250%, 8/15/26(3)	520	563
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(3)	315	315
144A 10.000%, 4/15/27(3)	290	318
Tenet Healthcare Corp.
8.125%, 4/1/22	155	171
144A 5.125%, 11/1/27(3)	255	269
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/1/26	555	462
144A 7.125%, 1/31/25(3)	200	205
	Par Value	Value

Health Care—continued
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(3)	$402	$401
		9,669

Industrials—4.7%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(3)	715	768
ASGN, Inc. 144A 4.625%, 5/15/28(3)	400	411
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	870	902
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	807	852
Beacon Roofing Supply, Inc. 144A 4.500%, 11/15/26(3)(6)	620	639
Bombardier, Inc.
144A 5.750%, 3/15/22(3)	465	480
144A 7.500%, 3/15/25(3)	280	289
Delhi International Airport Ltd. 144A 6.450%, 6/4/29(3)	525	562
DP World plc 144A 6.850%, 7/2/37(3)	730	959
GFL Environmental, Inc.
144A 7.000%, 6/1/26(3)	265	280
144A 8.500%, 5/1/27(3)	255	280
Granite Holdings US Acquisition Co. 144A 11.000%, 10/1/27(3)	610	618
Hillenbrand, Inc. 4.500%, 9/15/26	790	825
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(3)	540	502
Norwegian Air Shuttle ASA Pass-Through-Trust 2016-1, A 144A 4.875%, 5/10/28(3)	862	844
Oshkosh Corp. 4.600%, 5/15/28	1,102	1,176
Owens Corning 3.950%, 8/15/29	740	769
Patrick Industries, Inc. 144A 7.500%, 10/15/27(3)	535	570
Pentair Finance S.a.r.l 4.500%, 7/1/29	690	727
SRS Distribution, Inc. 144A 8.250%, 7/1/26(3)	450	465
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(3)	433	429
TransDigm, Inc.
144A 6.250%, 3/15/26(3)	290	314
144A 5.500%, 11/15/27(3)	640	647
Vertiv Intermediate Holding Corp. PIK Interest Capitalization, 144A 12.000%, 2/15/22(3)(12)	650	674
		14,982

Information Technology—2.0%
Alibaba Group Holding Ltd. 3.400%, 12/6/27	760	791
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	83	84
Citrix Systems, Inc. 4.500%, 12/1/27	855	926
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Dell International LLC 144A 8.100%, 7/15/36(3)	$295	$387
Everi Payments, Inc. 144A 7.500%, 12/15/25(3)	185	198
Exela Intermediate LLC 144A 10.000%, 7/15/23(3)(6)	287	115
Juniper Networks, Inc. 3.750%, 8/15/29	815	847
Motorola Solutions, Inc.
4.600%, 2/23/28	521	564
4.600%, 5/23/29	270	294
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	705	712
ViaSat, Inc. 144A 5.625%, 9/15/25(3)	830	855
VMware, Inc. 3.900%, 8/21/27	636	665
		6,438

Materials—4.5%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	1,110	1,197
ARD Finance S.A. PIK Interest Capitalization, 144A 6.500%, 6/30/27(3)(13)	780	807
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(11)	680	798
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	320	321
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	765	818
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	950	986
Greif, Inc. 144A 6.500%, 3/1/27(3)	420	454
GUSAP III LP 144A 4.250%, 1/21/30(3)	805	818
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)(6)	335	344
Kaiser Aluminum Corp. 144A 4.625%, 3/1/28(3)	480	492
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	540	556
LSB Industries, Inc. 144A 9.625%, 5/1/23(3)	360	370
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(3)	650	642
Olin Corp. 5.625%, 8/1/29	690	729
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(3)	370	383
SABIC Capital II BV 144A 4.500%, 10/10/28(3)	795	886
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(3)	595	641
Scotts Miracle-Gro Co. (The) 144A 4.500%, 10/15/29(3)	465	475
Severstal OAO Via Steel Capital S.A. 144A 5.900%, 10/17/22(3)(14)	275	298
Syngenta Finance N.V. 144A 4.441%, 4/24/23(3)	315	329
Teck Resources Ltd. 6.125%, 10/1/35	690	810
	Par Value	Value

Materials—continued
TPC Group, Inc. 144A 10.500%, 8/1/24(3)	$285	$287
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(3)	425	429
144A 6.625%, 11/1/25(3)	446	401
		14,271

Real Estate—1.9%
EPR Properties 4.750%, 12/15/26	815	890
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(3)	770	780
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	455	480
Iron Mountain, Inc. 144A 4.875%, 9/15/29(3)	775	787
iStar, Inc. 4.250%, 8/1/25	770	778
MPT Operating Partnership LP
5.000%, 10/15/27	302	320
4.625%, 8/1/29	145	149
Office Properties Income Trust 4.500%, 2/1/25	900	940
Service Properties Trust 4.950%, 2/15/27	900	933
		6,057

Utilities—1.8%
CenterPoint Energy, Inc. 4.250%, 11/1/28	675	732
DPL, Inc. 144A 4.350%, 4/15/29(3)	998	962
Ferrellgas Partners LP 8.625%, 6/15/20(15)	135	82
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	1,000	1,054
Talen Energy Supply LLC
144A 7.250%, 5/15/27(3)	145	153
144A 6.625%, 1/15/28(3)	560	571
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	581	614
Texas Competitive Electric Escrow(5)	200	—
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/20(3)(5)	375	—(7)
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(3)	750	858
Vistra Operations Co. LLC 144A 4.300%, 7/15/29(3)	685	698
		5,724

Total Corporate Bonds and Notes (Identified Cost $142,098)		145,994

Leveraged Loans(4)—9.3%
Aerospace—0.3%
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 5.550%, 12/6/25	148	150
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Aerospace—continued
Dynasty Acquisition Co., Inc.
Tranche B-1 (3 month LIBOR + 4.000%) 5.945%, 4/6/26	$195	$196
Tranche B-2 (3 month LIBOR + 4.000%) 5.945%, 4/6/26	105	105
DynCorp International, Inc. Tranche B, First Lien (1 month LIBOR + 6.000%) 7.740%, 8/15/25	336	332
TransDigm, Inc.
2018, Tranche E (1 month LIBOR + 2.500%) 4.299%, 5/30/25	216	217
2018, Tranche F (1 month LIBOR + 2.500%) 4.299%, 6/9/23	141	142
		1,142

Consumer Durables—0.1%
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 5.800%, 9/29/24	283	282
Consumer Non-Durables—0.6%
American Greetings Corp. (1 month LIBOR + 4.500%) 6.299%, 4/6/24	836	820
Kronos Acquisition Holdings, Inc. Tranche B-3 (3 month LIBOR + 4.000%) 5.792%, 5/15/23	374	367
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.250%) 6.159%, 6/30/24	349	345
Rodan & Fields LLC (1 month LIBOR + 4.000%) 5.753%, 6/16/25	704	408
		1,940

Energy—0.4%
California Resources Corp. 2016 (1 month LIBOR + 10.375%) 12.180%, 12/31/21	420	312
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 6.945%, 3/27/24	357	358
Fieldwood Energy LLC First Lien (3 month LIBOR + 5.250%) 7.177%, 4/11/22	880	732
		1,402

Financial—0.6%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 8.299%, 8/4/25	559	565
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 4.799%, 6/16/25	647	646
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 3.799%, 12/27/22	144	145
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 5.333%, 6/28/23	511	514
		1,870

	Par Value	Value

Food / Tobacco—0.6%
Chobani LLC Tranche B (3 month LIBOR + 3.500%) 0.000%, 10/10/23(16)	$479	$479
Dole Food Co., Inc. Tranche B (1 month LIBOR + 2.750%) 4.530%, 4/6/24	472	470
H-Food Holdings LLC (1 month LIBOR + 3.688%) 5.487%, 5/23/25	339	335
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.799%, 8/16/23	286	272
Shearer’s Foods LLC Second Lien (1 month LIBOR + 6.750%) 8.549%, 6/30/22	460	455
		2,011

Food and Drug—0.0%
Albertsons LLC 2019-1, Tranche B-7 (1 month LIBOR + 2.750%) 4.549%, 11/17/25	76	77
Forest Prod / Containers—0.2%
BWay Holding Co. (3 month LIBOR + 3.250%) 5.234%, 4/3/24	319	318
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 5.049%, 1/31/25	277	255
		573

Gaming / Leisure—0.6%
Affinity Gaming LLC (1 month LIBOR + 3.250%) 5.049%, 7/3/23	502	480
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 4.550%, 4/29/24	270	268
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 4.501%, 8/14/24	334	335
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 5.445%, 7/10/25	510	514
UFC Holdings LLC Tranche B (1 month LIBOR + 3.250%) 5.050%, 4/29/26	255	257
		1,854

Healthcare—1.5%
21st Century Oncology, Inc. Tranche B (3 month LIBOR + 6.125%) 8.135%, 1/16/23	156	154
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 5.236%, 10/31/25	401	402
Agiliti Health, Inc. (1 month LIBOR + 3.000%) 4.750%, 1/4/26	75	75
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 6.299%, 6/30/25	493	496
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 4.490%, 11/27/25	196	196
(1 month LIBOR + 3.000%) 4.740%, 6/2/25	89	89
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Healthcare—continued
CHG Healthcare Services, Inc. (1 month LIBOR + 3.000%) 4.799%, 6/7/23	$561	$565
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 5.549%, 10/10/25	287	244
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 6.304%, 11/16/25	605	610
Navicure, Inc. (1 month LIBOR + 4.000%) 5.799%, 10/22/26	255	256
One Call Corp. First Lien (3 month LIBOR + 5.250%) 7.160%, 11/27/22	523	481
Ortho-Clinical Diagnostics, Inc. (3 month LIBOR + 3.250%) 5.306%, 6/30/25	341	336
Phoenix Guarantor, Inc. First Lien (1 month LIBOR + 4.500%) 6.210%, 3/5/26	114	115
Sotera Health Holdings LLC First Lien (3 month LIBOR + 4.500%) 6.289%, 12/11/26	470	471
Viant Medical Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 0.000%, 7/2/25(16)	264	259
		4,749

Housing—0.3%
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 3.799%, 1/15/27	389	391
Capital Automotive LP Tranche B, Second Lien (1 month LIBOR + 6.000%) 7.800%, 3/24/25	183	183
CPG International LLC (3 month LIBOR + 3.750%) 5.933%, 5/6/24	560	560
		1,134

Information Technology—0.9%
Applied Systems, Inc. Second Lien (3 month LIBOR + 7.000%) 8.945%, 9/19/25	305	310
Aston Finco S.a.r.l. First Lien (3 month LIBOR + 4.250%) 6.262%, 10/9/26	275	272
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 6.049%, 10/2/25	162	160
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 3.800%, 9/19/25	207	208
Kronos, Inc.
2018 (3 month LIBOR + 3.000%) 4.909%, 11/1/23	822	826
Second Lien (3 month LIBOR + 8.250%) 10.159%, 11/1/24	233	237
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.049%, 4/16/25	196	197
Tranche B-4 (1 month LIBOR + 2.250%) 4.049%, 4/16/25	136	137
	Par Value	Value

Information Technology—continued
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%) 5.049%, 7/2/25	$458	$452
		2,799

Manufacturing—0.4%
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 6.710%, 8/17/22	604	483
Filtration Group Corp. (1 month LIBOR + 3.000%) 4.799%, 3/29/25	523	524
Hillman Group, Inc. (The) (1 month LIBOR + 4.000%) 5.799%, 5/31/25	270	266
		1,273

Media / Telecom - Broadcasting—0.2%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 5.030%, 8/24/26	279	279
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.750%) 4.452%, 9/18/26	225	226
		505

Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 3.990%, 1/15/26	322	322
Media / Telecom - Diversified Media—0.1%
Crown Finance US, Inc. (1 month LIBOR + 2.250%) 4.049%, 2/28/25	230	229
Media / Telecom - Telecommunications—0.3%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.549%, 1/31/25	646	648
Securus Technologies Holdings, Inc.
First Lien (3 month LIBOR + 4.500%) 6.299%, 11/1/24	79	58
Second Lien (1 month LIBOR + 8.250%) 10.049%, 11/1/25	390	177
		883

Media / Telecom - Wireless Communications—0.1%
CommScope, Inc. (1 month LIBOR + 3.250%) 5.049%, 4/4/26	229	230
Iridium Satellite LLC (1 month LIBOR + 3.750%) 5.549%, 11/4/26	70	71
		301

Retail—0.1%
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 6.000%) 7.713%, 10/25/23	329	270
Service—1.2%
Carlisle Food Service Products, Inc. First Lien (3 month LIBOR + 3.000%) 4.799%, 3/20/25	179	175
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Service—continued
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%) 6.792%, 2/6/26	$390	$393
GFL Environmental, Inc. 2018 (1 month LIBOR + 3.000%) 4.799%, 5/30/25	568	568
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 5.299%, 6/30/24	199	198
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 4.549%, 2/14/25	605	596
Pi US Mergerco, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 5.049%, 1/3/25	655	658
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 4.000%) 5.799%, 9/3/26	458	462
Terra Bidco BC Ltd. First Lien (3 month LIBOR + 5.000%) 0.000%, 11/25/26(16)	415	415
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 5.550%, 2/1/23	322	297
		3,762

Transportation - Automotive—0.1%
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 5.305%, 4/30/26	344	345
Utility—0.6%
APLP Holdings LP (1 month LIBOR + 2.750%) 4.549%, 4/13/23	394	394
Brookfield WEC Holdings, Inc. First Lien (1 month LIBOR + 3.500%) 5.299%, 8/1/25	698	703
Calpine Corp. 2019 (3 month LIBOR + 2.250%) 4.200%, 4/1/26	388	390
Pacific Gas and Electric Co.
(1 month LIBOR + 2.250%) 3.970%, 12/31/20	230	230
(4 month LIBOR + 2.250%) 2.250%, 12/31/20(17)	75	75
		1,792

Total Leveraged Loans (Identified Cost $30,324)		29,515

	Shares
Preferred Stocks—1.9%
Financials—1.7%
Citigroup, Inc. Series P, 5.950%	530(18)	579
Huntington Bancshares, Inc. Series E, 5.700%	353(18)	366
KeyCorp Series D, 5.000%	1,090(18)	1,158
M&T Bank Corp. Series F, 5.125%	598(18)	648
MetLife, Inc. Series D, 5.875%	478(18)	532
PNC Financial Services Group, Inc. (The) Series S, 5.000%	775(18)	829
	Shares	Value
Financials—continued
Zions Bancorp, 6.950%	38,525	$1,183
		5,295

Industrials—0.2%
General Electric Co. Series D, 5.000%	730(18)	715
Total Preferred Stocks (Identified Cost $5,465)		6,010

Common Stocks—0.0%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(19)	11,677	34
Consumer Discretionary—0.0%
Mark IV Industries(5)	446	1
Energy—0.0%
Contra CB Downey(5)	451,000	—
Frontera Energy Corp.	6,656	50
		50

Total Common Stocks (Identified Cost $176)		85

Exchange-Traded Fund—0.3%
iShares iBoxx High Yield Corporate Bond ETF(20)	8,774	772
Total Exchange-Traded Fund (Identified Cost $763)		772

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(19)	6,252	6
Total Rights (Identified Cost $5)		6

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.(5)(19)	4,966	73
Total Warrant (Identified Cost $86)		73

Total Long-Term Investments—98.6% (Identified Cost $310,500)		314,316

Securities Lending Collateral—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.512%)(20)(21)	3,358,548	3,359
Total Securities Lending Collateral (Identified Cost $3,359)		3,359

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
Value

TOTAL INVESTMENTS—99.6% (Identified Cost $313,859)	$317,675
Other assets and liabilities, net—0.4%	1,163
NET ASSETS—100.0%	$318,838

Abbreviations:
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security

Foreign Currencies:
KZT	Kazakhstani Tenge
MXN	Mexican Peso

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities amounted to a value of $189,999 or 59.6% of net assets.
(4)	Variable rate security. Rate disclosed is as of December 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	All or a portion of security is on loan.
(7)	Amount is less than $500.
(8)	42% of the income received was in cash and 58% was in PIK.
(9)	14% of the income received was in cash and 86% was in PIK.
(10)	No contractual maturity date.
(11)	Interest payments may be deferred.
(12)	100% of the income received was in cash.
(13)	No pay date announced.
(14)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(15)	Security in default, interest payments are being received during the bankruptcy proceedings.
(16)	This loan will settle after December 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(17)	Represents unfunded portion of security and commitment fee earned on this portion.
(18)	Value shown as par value.
(19)	Non-income producing.
(20)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(21)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	72%
Canada	4
Netherlands	3
Mexico	3
Indonesia	2
Turkey	1
Cayman Islands	1
Other	14
Total	100%
† % of total investments as of December 31, 2019.
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$26,595	$—	$25,921	$674
Corporate Bonds and Notes	145,994	—	145,994	—
Foreign Government Securities	32,611	—	32,611	—
Leveraged Loans	29,515	—	29,515	—
Mortgage-Backed Securities	65,112	—	64,712	400
Municipal Bonds	3,578	—	3,578	—
U.S. Government Securities	3,965	—	3,965	—
Equity Securities:
Exchange-Traded Fund	772	772	—	—
Preferred Stocks	6,010	1,183	4,827	—
Common Stocks	85	84	—	1
Rights	6	—	6	—
Warrant	73	—	—	73
Securities Lending Collateral	3,359	3,359	—	—
Total Investments	$317,675	$5,398	$311,129	$1,148
Securities held by the Fund with an end of period value $1,453 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset-Backed Securities	Corporate Bonds And Notes	Mortgage-Backed Securities	Common Stocks	Right	Warrant
Investments in Securities
Balance as of September 30, 2019:	$2,725	$753	$—(d)(e)	$1,883	$12	$6	$71
Accrued discount/(premium)	—	—	—	—(d)	—	—	—
Change in unrealized appreciation (depreciation)(a)	(13)	—		(4)	(11)	—	2
Sales(b)	(111)	(79)	—	(32)	—	—	—
Transfers from Level 3(c)	(1,453)	—	—	(1,447)	—	(6)	—
Balance as of December 31, 2019	$1,148	$674	$—	$400	$1	$—	$73
(a)The change in unrealized appreciation (depreciation) on investments still held at December 31, 2019, was $(8).
(b)Includes paydowns on securities.
(c)“Transfers into and/or from” represent the ending value as of December 31, 2019, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.”
(d)Amount is less than $500.
(e)Includes internally fair valued security currently priced at $0.
See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.